Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill by Reportable Operating Segment
Schedule of Goodwill

€ millions
Historical cost
1/1/2019	23,838
Foreign currency exchange differences	417
Additions from business combinations	5,014
Retirements/disposals	-9
12/31/2019	29,260
Foreign currency exchange differences	-2,010
Additions from business combinations	417
Retirements/disposals	-9
12/31/2020	27,658
Accumulated amortization
1/1/2019	102
Foreign currency exchange differences	-1
12/31/2019	101
Foreign currency exchange differences	-3
12/31/2020	98

Carrying amount
12/31/2019	29,159
12/31/2020	27,560

Schedule of Goodwill by Operating Segment

€ millions	Applications,	Services	Concur	Qualtrics	Other[1]	Total
	Technology &		(formerly
	Support (formerly		Intelligent Spend
	Applications,		Group)
	Technology &
	Services)
12/31/2019	18,509	0	7,762	2,879	9	29,159
12/31/2020	20,844	355	3,307	2,637	417	27,560

[1] The non-reportable Digital Interconnect segment was sold in 2020 for further information, see Note (D.1). The 2020 balance relates to Emarsys.

Summary of Goodwill Impairment Testing Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology &		Services		Concur[1]		Qualtrics
	Support (formerly Applications,				(formerly Intelligent Spend
	Technology & Services)				Group)
	2020	2019	2020	2019	2020	2019	2020	2019
Budgeted revenue growth (average of the budgeted period)	5.4	3.0	3.4	NA	16.7	13.3	20.6	22.6
After-tax discount rate	8.8	9.1	7.2	NA	9.3	10.4	9.7	11.1
Terminal growth rate	3.0	3.0	3.0	NA	3.0	3.0	3.0	3.0
Detailed planning period (in years)	5	5	5	NA	9	9	13	13

[1]  The assumptions represent those used for the former Intelligent Spend Group segment in the 2019 impairment test – given the segment changes, comparability to the previous year is limited.

Applications Technology And Support, And Services Segment
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

Services
2020
Budgeted revenue growth (change in pp)	-0.6
Target operating margin at the end of the budgeted period (change in pp)	-2

Concur
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

Concur[1]
2020
Budgeted revenue growth (change in pp)	-4.1
Target operating margin at the end of the budgeted period (change in pp)	-26

[1]  Given the segment changes and the limited comparability to the previous year we only provide sensitivity numbers for 2020 for Concur.

Qualtrics
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

	Qualtrics
	2020	2019
Budgeted revenue growth (change in pp)	-2.3	-1.6